General and Administrative Expenses - Schedule of general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Selling, general and administrative expense [Abstract]
Management fees, salaries and wages	$ 3,006	$ 2,991
Marketing	1,298	1,019
Office, administration, and regulatory	4,697	4,604
Professional fees, advisory, and consulting	4,203	4,629
Total	$ 13,204	$ 13,243